Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Stock-Based Compensation
Schedule of total compensation cost recognized for all stock-based compensation awards in the statements of operations and comprehensive income (loss)

Total compensation cost recognized for all stock-based compensation awards in the statements of operations and comprehensive income (loss) is as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Research and development	$149	$137	$460	$374
General and administrative	344	196	981	487

	$493	$332	$1,441	$861

 Total compensation cost recognized for all stock-based compensation awards in the statements of operations and comprehensive income (loss) is as follows (in thousands):

	Year Ended December 31,
	2011	2012
Research and development	$686	$514
General and administrative	741	692

	$1,427	$1,206

Schedule of weighted-average assumptions used for estimating fair value of each option issued to employees at the date of grant using the Black-Scholes option pricing model

The fair value of each option issued to employees was estimated at the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Expected volatility	—%	66.9%	70.3%	66.9%
Expected term (in years)	—	6.0	6.0	6.0
Risk-free interest rate	—%	0.9%	1.4%	0.9%
Expected dividend yield	—%	—%	—%	—%

The fair value of each option issued to employees was estimated at the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions (in thousands):

	Year Ended December 31,
	2011	2012
Expected volatility	66.0%	69.0%
Expected term (in years)	6.0	6.0
Risk-free interest rate	1.1%	0.9%
Expected dividend yield	—%	—%

Summary of the stock option activity for all stock option plans

The following table summarizes the stock option activity for all stock option plans during the nine months ended September 30, 2013 (in thousands):

	Number of Grants	Weighted- Average Exercise Price Per Share	Weighted- Average Contractual Life (in years)	Aggregate Intrinsic Value(1)
Outstanding at December 31, 2012	3,730	$4.16	6.62
Granted	9	$9.64
Exercised	(38)	$1.34
Canceled or forfeited	(45)	$4.31

Outstanding at September 30, 2013	3,656	$4.18	6.00	$65,987

Exercisable at September 30, 2013	2,665	$3.78	5.12	$49,173

Vested and expected to vest at September 30, 2013(2)	3,604	$4.16	5.96	$65,113

(1)
The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the estimated fair value of the common stock for the options that were in the money at September 30, 2013.

(2)
This represents the number of vested options at September 30, 2013, plus the number of unvested options expected to vest at September 30, 2013, based on the unvested options outstanding at September 30, 2013, adjusted for the estimated forfeiture rate.

The following table summarizes the stock option activity under the 2003 Plan during the year ended December 31, 2012 (in thousands):

	Number of Grants	Weighted- Average Exercise Price Per Share	Weighted- Average Contractual Life (in years)	Aggregate Intrinsic Value(1)
Outstanding at December 31, 2011	3,151	$3.76	6.88	$4,968
Granted	722	$5.76
Exercised	(39)	$4.04
Canceled or forfeited	(104)	$4.32

Outstanding at December 31, 2012	3,730	$4.16	6.62	$13,946

Exercisable at December 31, 2012	2,379	$3.56	5.32	$10,250

Vested and expected to vest at December 31, 2012(2)	3,637	$4.12	6.55	$13,722

(1)
The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the estimated fair value of the common stock for the options that were in the money at December 31, 2011 and 2012.

(2)
This represents the number of vested options at December 31, 2012, plus the number of unvested options expected to vest at December 31, 2012, based on the unvested options outstanding at December 31, 2012, adjusted for the estimated forfeiture rate.